MINERAL RIGHTS AND PROPERTIES (Schedule of Mineral Rights and Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Mine right fee	$ 3,839
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	478,236	$ 421,875
Capitalized expenditures	24,702	20,693
Mine right fee	3,839
Environmental rehabiliation	1,122	(694)
Foreign currecy translation impact	(26,897)	36,362
Balance at end of year	481,002	478,236
Cost [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	277,734	234,847
Capitalized expenditures	23,238	20,125
Mine right fee	3,839
Environmental rehabiliation	1,091	(589)
Foreign currecy translation impact	(17,449)	23,351
Balance at end of year	288,453	277,734
Cost [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	65,054	63,746
Capitalized expenditures	189	14
Mine right fee
Environmental rehabiliation	35	(52)
Foreign currecy translation impact	(973)	1,346
Balance at end of year	64,305	65,054
Cost [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	113,244	103,202
Capitalized expenditures	1,014	323
Mine right fee
Environmental rehabiliation	(12)	(36)
Foreign currecy translation impact	(7,085)	9,755
Balance at end of year	107,161	113,244
Cost [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	22,024	19,906
Capitalized expenditures	261	231
Mine right fee
Environmental rehabiliation	8	(17)
Foreign currecy translation impact	(1,384)	1,904
Balance at end of year	20,909	22,024
Cost [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	180	174
Capitalized expenditures
Mine right fee
Environmental rehabiliation
Foreign currecy translation impact	(6)	6
Balance at end of year	174	180
Impairment and accumulated depletion [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(246,156)	(215,675)
Impairment reversal	7,279
Depletion	(15,521)	(14,033)
Foreign currecy translation impact	12,316	(16,448)
Balance at end of year	(242,082)	(246,156)
Impairment and accumulated depletion [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(83,099)	(64,157)
Impairment reversal
Depletion	(13,312)	(12,196)
Foreign currecy translation impact	5,232	(6,746)
Balance at end of year	(91,179)	(83,099)
Impairment and accumulated depletion [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(57,584)	(56,891)
Impairment reversal
Depletion
Foreign currecy translation impact	501	(693)
Balance at end of year	(57,083)	(57,584)
Impairment and accumulated depletion [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(83,495)	(74,547)
Impairment reversal
Depletion	(2,209)	(1,837)
Foreign currecy translation impact	5,213	(7,111)
Balance at end of year	(80,491)	(83,495)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(21,798)	(19,906)
Impairment reversal	7,279
Depletion
Foreign currecy translation impact	1,364	(1,892)
Balance at end of year	(13,155)	(21,798)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(180)	(174)
Impairment reversal
Depletion
Foreign currecy translation impact	6	(6)
Balance at end of year	(174)	(180)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	232,080
Balance at end of year	238,920	232,080
Carrying amounts [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	194,635
Balance at end of year	197,274	194,635
Carrying amounts [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	7,470
Balance at end of year	7,222	7,470
Carrying amounts [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	29,749
Balance at end of year	26,670	29,749
Carrying amounts [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	226
Balance at end of year	7,754	226
Carrying amounts [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year